Employee Benefit Plans (Accrued Benefit Liabilities Recognized) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure of defined benefit plans [line items]
Accrued benefit obligation	$ 489	$ 513
Fair value of plan assets	468	445
Accrued benefit liabilities and deficit	$ 21	$ 68